Acquisition of Windfall Project, Osisko Mining Inc and Gold Road - Gold Road assets and liabilities recognised (Details) $ in Millions, $ in Millions				101 Months Ended
	Sep. 26, 2025 $ / oz $ / USD	May 05, 2025	Dec. 13, 2016	May 05, 2025	Sep. 26, 2025 $ / oz	Sep. 26, 2025	Sep. 26, 2025 $ / per_oz	Sep. 26, 2025 USD ($)	Sep. 26, 2025 AUD ($)
Gruyere Gold project
Disclosure of detailed information about business combination [line items]
Percentage of ownership in joint operation		50.00%	50.00%	50.00%
Gold Road
Disclosure of detailed information about business combination [line items]
Non-current assets								$ 3,987.8	$ 6,091.5
Investments								742.1	1,133.6
Property, plant and equipment								643.5	983.0
Right-of-use assets								135.8	207.4
Inventories								25.1	38.4
Mining rights								2,441.3	3,729.1
Current assets								557.7	851.9
Cash and cash equivalents								386.5	590.4
Trade and other receivables								27.2	41.5
Inventories								144.0	220.0
Total assets								4,545.5	6,943.4
Non-current liabilities								534.1	815.9
Lease liabilities								113.0	172.6
Environmental rehabilitation costs								47.5	72.6
Deferred taxation								371.8	568.0
Long-term incentive plan								1.8	2.7
Current liabilities								308.6	471.4
Borrowings								197.1	301.1
Trade and other payables								73.8	112.7
Current portion of environmental rehabilitation costs								0.8	1.2
Current portion of lease liabilities								22.8	34.8
Royalties and taxation payable								14.1	21.6
Total liabilities								842.7	1,287.3
Net assets								$ 3,702.8	$ 5,656.1
Gold price per ounce/kg	2,646				3,675
– Discount rate						6.80%
Resource value (in USD per ounce)	106.7						106.7
Gold Road | US dollar borrowings
Disclosure of detailed information about business combination [line items]
Long-term exchange rates	0.72